Leases (Details) - Schedule of General and Administrative Expense - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Operating leases
Operating lease cost	$ 802	$ 590
Variable lease cost	357	126
Operating lease expense	1,159	716
Short-term lease rent expense	110
Total rent expense	$ 1,269	$ 716